Notes Payable (Notes Payable Represent Promissory Notes) (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes and Promissory Notes [Line Items]
Notes Payable	$ 231,444	$ 278,467	$ 258,209
Officer and Shareholder [Member]
Notes and Promissory Notes [Line Items]
Notes Payable	201,518	229,787	165,738
President and Ceo [Member] | Secured By Asset [Member]
Notes and Promissory Notes [Line Items]
Notes Payable	26,700	37,383	46,737
Officer [Member]
Notes and Promissory Notes [Line Items]
Notes Payable	$ 3,226	$ 11,297	$ 45,734